UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   47

Form 13F Information Table Value Total:   $59,923 (x$1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD.                 COM              G1150G111      896    32600 SH       SOLE                                      32600
ADOBE SYSTEMS INC              COM              00724F101     1653    77258 SH       SOLE                                      77258
ALTRIA GROUP INC               COM              02209S103      299    18650 SH       SOLE                                      18650
AMAZON COM INC                 COM              023135106      591     8050 SH       SOLE                                       8050
APOLLO GROUP INC.              COM                             474     6050 SH       SOLE                                       6050
APPLE INC                      COM              037833100     1977    18806 SH       SOLE                                      18806
APPLIED MATERIALS INC          COM              038222105      428    39776 SH       SOLE                                      39776
BP  PLC ADR                    COM              055622104      635    15834 SH       SOLE                                      15834
CABLE & WIRE JAMAICA ORD F     COM              P19231102        1   301975 SH       SOLE                                     301975
CATERPILLAR INC DEL            COM              149123101      832    29750 SH       SOLE                                      29750
CHEVRON CORP                   COM              166764100     4143    61609 SH       SOLE                                      61609
CISCO SYSTEMS INC              COM              17275R102     2231   133042 SH       SOLE                                     133042
COCA-COLA CO                   COM              191216100      557    12679 SH       SOLE                                      12679
CORNING INC                    COM              219350105     3837   289155 SH       SOLE                                     289155
COVANCE INC                    COM              222816100     1418    39809 SH       SOLE                                      39809
DEERE & CO                     COM              244199105     1599    48656 SH       SOLE                                      48656
DIRECTV GROUP INC              COM              25459l106      582    25550 SH       SOLE                                      25550
ELMIRA SAVINGS BANK            COM              289660102     2020   187942 SH       SOLE                                     187942
EMC CORP                       COM              268648102      504    44200 SH       SOLE                                      44200
EMERSON ELECTRIC CORP          COM              291011104     1561    54633 SH       SOLE                                      54633
EXXON MOBIL CORP               COM              30231G102     2756    40473 SH       SOLE                                      40473
GENERAL ELECTRIC CO            COM              369604103     1533   151588 SH       SOLE                                     151588
INTEL CORP                     COM              458140100     2693   179206 SH       SOLE                                     179206
INTL BUSINESS MACHINES         COM              459200101     1181    12186 SH       SOLE                                      12186
INTUITIVE SURGICAL             COM              46120E602     2444    25625 SH       SOLE                                      25625
JACOBS ENGINEERING GROUP INC   COM              469814107     2653    68635 SH       SOLE                                      68635
JOHNSON & JOHNSON              COM              478160104     1770    33642 SH       SOLE                                      33642
KRAFT FOODS INC                COM              50075N104      284    12757 SH       SOLE                                      12757
MCDERMOTT INTL INC             COM              580037109     1099    82108 SH       SOLE                                      82108
MEDTRONIC INC                  COM              585055106      854    28983 SH       SOLE                                      28983
MICROSOFT CORP                 COM              594918104     2351   128004 SH       SOLE                                     128004
NATIONAL OILWELL VARCO INC     COM              637071101      446    15550 SH       SOLE                                      15550
PEPSICO INC                    COM              713448108     1229    23872 SH       SOLE                                      23872
PHARMACEUTICAL PRODUCT DEVELOP COM              717124101      350    14775 SH       SOLE                                      14775
PHILIP MORRIS INTERNATIONAL IN COM              718172109     1160    32606 SH       SOLE                                      32606
RESEARCH IN MOTION LTD.        COM                            1144    26530 SH       SOLE                                      26530
ROYAL DUTCH SHELL B ADR        COM              780259107      418     9583 SH       SOLE                                       9583
SCHERING PLOUGH CORP           COM              806605101     1531    65021 SH       SOLE                                      65021
SCHLUMBERGER LTD               COM              806857108     1990    48990 SH       SOLE                                      48990
SEACO LTD                      COM                              20   334655 SH       SOLE                                     334655
SUN MICROSYSTEMS INC           COM              866810104      225    30725 SH       SOLE                                      30725
TARGET CORP                    COM              87612E106      285     8275 SH       SOLE                                       8275
TRANSOCEAN INC                 COM              H8817H100      580     9861 SH       SOLE                                       9861
UNITED TECHNOLOGIES            COM              913017109     1401    32600 SH       SOLE                                      32600
VALERO ENERGY CORP             COM              91913Y100     1603    89575 SH       SOLE                                      89575
VERIZON COMMUNICATIONS         COM              92343V104      636    21045 SH       SOLE                                      21045
ZIMMER HOLDINGS, INC           COM              98956P102     1046    28661 SH       SOLE                                      28661